JPMorgan California Tax Free Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.05%	0.99%	2.25%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.02%	0.96%	2.23%
BLOOMBERG LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	1.00%	1.94%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.48%)	(0.20%)	1.06%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.13%)	0.07%	1.04%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	0.69%	1.55%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.50%	0.67%	1.53%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	1.01%	1.73%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg California Municipal Bond Index to the Bloomberg US Municipal Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg New York Municipal Bond Index to the Bloomberg US Municipal Index.
[3]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.